CONVERTIBLE LOAN (Schedule of Actual Conversion Rates of Convertible Loans) (Details) $ in Thousands					12 Months Ended
	Mar. 05, 2015 shares	Sep. 05, 2014 shares	Aug. 31, 2014 shares	May. 13, 2014 shares	Dec. 31, 2015 USD ($) shares
Convertible Loans [Member]
Convertible loan [Line Items]
Total convertible loan, loan principal | $					$ 48,000
Total convertible loan, shares held through conversion					32,426,089
Total convertible loan, actual conversion rate (in dollars per share)					1.480
SummitView [Member] | Convertible Loans [Member]
Convertible loan [Line Items]
Total convertible loan, loan principal | $					$ 5,000
Total convertible loan, shares held through conversion					2,786,159
Total convertible loan, actual conversion rate (in dollars per share)					1.795
Baring [Member] | Convertible Loans [Member]
Convertible loan [Line Items]
Total convertible loan, loan principal | $					$ 5,000
Total convertible loan, shares held through conversion					2,786,159
Total convertible loan, actual conversion rate (in dollars per share)					1.795
CEHIL [Member]
Convertible loan [Line Items]
Total convertible loan, shares held through conversion	4,457,854		5,678,963	32,426,090
Total convertible loan, actual conversion rate (in dollars per share)				1.480
CEHIL [Member] | Convertible Loans [Member]
Convertible loan [Line Items]
Total convertible loan, loan principal | $					$ 38,000
Total convertible loan, shares held through conversion					26,853,771
Total convertible loan, actual conversion rate (in dollars per share)					1.415
CEHIL [Member] | SummitView [Member]
Convertible loan [Line Items]
Total convertible loan, shares held through conversion		25,182,076